ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

13.         ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

		As of December 31,
		2018	2019
		US$	US$

Payroll and welfare benefit		5,578	17,655
Other taxes and surcharges payable	(1)	38,935	30,527
Amounts payable to employees		2,269	2,311
Amounts payable to sales and marketing agents		30,934	25,364
Interest payables		1,585	4,155
Utility and property management payables		6,538	6,508
Construction payables		3,216	3,869
Amounts due to foremen and suppliers of decoration services		2,562	2,115
Deposits for rental		7,683	3,941
Cash incentives payable to home buyers	(2)	5,893	5,378
Lease liability, current		—	2,361
Others		13,731	16,060
		118,924	120,244
(1)	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).
(2)	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.